Statement of Operations (Unaudited) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Profit or loss [abstract]
Revenue
Operating expenses:
Audit fee		(2,000)	(4,000)	(4,000)
Total operating expenses		(2,000)	(4,000)	(4,000)
Loss from operations		(2,000)	(4,000)	(4,000)
Loss before income taxes		(2,000)	(4,000)	(4,000)
Income tax provision
Net loss		$ (2,000)	$ (4,000)	$ (4,000)